Interest in associates and joint ventures - Carrying amount of interests in associates and joint ventures (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Interests In Other Entities [Abstract]
Interests in associates	$ 29,469	$ 28,777
Interests in joint ventures	108	132
Interests in associates and joint ventures	$ 29,577	$ 28,909	$ 27,344